Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and welfare	$ 138,110	$ 196,767	$ 164,421
Deposits	66,129		80,326
Tax Payable	18,276	21,914	5,795
Accrued service fee	25,766	6,956	5,177
Accrued listing fee		39,765
Others	56,517	44,584	40,318
Total	$ 304,798	$ 309,986	$ 296,037